                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2002

Check here if Amendment [   ]; Amendment Number:_____
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Institutional Capital Corporation
Address:          225 West Wacker Drive, Suite 2400
                  Chicago, Illinois  60606

Form 13F File No:          28-16
                  --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robert J. Lukaszewicz
Title:            Vice President & Controller
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


 /s/ ROBERT J. LUKASZEWICZ           Chicago, Illinois     February 12, 2003
----------------------------------   -----------------   ----------------------
          (Signature)                (City/State)                (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               65

Form 13F Information Table Value Total:             $ 9,846,118 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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FORM 13F
December 31, 2002

                                                                                                                Voting Authority
                                                                                                              ---------------------
                                    Title of                Value    Shares/ Sh/    Put/   Invstmt   Othr
Name of Issuer                      class       CUSIP    (x$1000)    Prn Amt Prn    Call   Dscrtn    Mngrs     Sole  Shrd     None
------------------------------      --------  ---------  -------- ---------- -----  ----   -------   -----    ------ -----   ------
ABN Amro Holding ADR                COM       000937102      5972     369100 SH            Sole               369100
AT&T Corp                           COM       001957505     95140    3643827 SH            Sole              3443257         200570
Accenture Ltd                       COM       G1150G111    137611    7649328 SH            Sole              7186928         462400
BP Plc                              COM       055622104      5331     131150 SH            Sole               131150
BT Group PLC Ord Shrs               COM        3091357       5600    1784000 SH            Sole              1784000
Bank One Corp                       COM       06423A103    259633    7103500 SH            Sole              6700200         403300
Bank of America Corp                COM       060505104    408271    5868488 SH            Sole              5556038         312450
Barclays PLC                        COM        3134865       5717     922400 SH            Sole               922400
Baxter International Inc            COM       071813109    132050    4716089 SH            Sole              4431289         284800
Bayerische Moteren Werke AG Or      COM        5756029       5203     171500 SH            Sole               171500
Burberry Group PLC Ord Shrs         COM        3174300       4220    1167600 SH            Sole              1167600
Caterpillar Inc                     COM       149123101    189457    4143849 SH            Sole              3904649         239200
Cendant Corp                        COM       151313103    271828   25937776 SH            Sole             24278276        1659500
Cigna Corp                          COM       125509109     72675    1767382 SH            Sole              1676882          90500
Citigroup Inc                       COM       172967101    446982   12701939 SH            Sole             11999285         702654
Clear Channel Communications        COM       184502102    237973    6381696 SH            Sole              6028046         353650
Comcast Corp Cl A                   COM       20030N101    232556    9866626 SH            Sole              9322234         544392
ConocoPhillips                      COM       20825C104    458306    9471075 SH            Sole              8938147         532928
Converium Holding AG ADR            COM       21248N107      3895     161600 SH            Sole               161600
Credit Suisse Group ADR             COM       225401108      5782     271700 SH            Sole               271700
Diageo PLC ADR                      COM       25243Q205    316963    7236599 SH            Sole              6878399         358200
Encana Corp                         COM       292505104    236357    7599914 SH            Sole              7154323         445591
Entergy Corp                        COM       29364G103    215482    4726516 SH            Sole              4456266         270250


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

Estee Lauder Companies Inc          COM       518439104    101352    3839097 SH            Sole              3623597         215500
Exxon Mobil Corporation             COM       30231G102      1295      37049 SH            Sole                37049
Fannie Mae                          COM       313586109    329050    5115023 SH            Sole              4830073         284950
Gannett Inc                         COM       364730101    210409    2930488 SH            Sole              2765216         165272
General Dynamics Corp               COM       369550108    125615    1582646 SH            Sole              1511396          71250
General Electric Co                 COM       369604103    157004    6447789 SH            Sole              6090293         357496
GlaxoSmithKline PLC ADR             COM       37733W105      6027     160900 SH            Sole               160900
Goldman Sachs Group Inc             COM       38141G104    189332    2780202 SH            Sole              2616552         163650
Groupe Bruxelles Lambert SA Or      COM        7097328      10895     266226 SH            Sole               266226
Guidant Corp                        COM       401698105     93688    3036877 SH            Sole              2855077         181800
HCA Inc                             COM       404119109    176762    4259307 SH            Sole              4040857         218450
Hewlett Packard Co                  COM       428236103    221534   12761189 SH            Sole             12033889         727300
Honeywell International Inc         COM       438516106       951      39621 SH            Sole                39621
Kimberly Clark Corp                 COM       494368103    118404    2494297 SH            Sole              2351122         143175
Koninklijke Philips Electronic      COM       500472303    231975   13120726 SH            Sole             12387734         732992
Liberty Media Corp Class A          COM       530718105    316942   35452145 SH            Sole             33259695        2192450
Loews Corp                          COM       540424108    253192    5694832 SH            Sole              5532532         162300
McDonald's Corp                     COM       580135101    130944    8143267 SH            Sole              7674817         468450
MetLife Inc                         COM       59156R108    275678   10195176 SH            Sole              9629126         566050
National Grid Transco Plc           COM        3122387       6158     838000 SH            Sole               838000
Nestle SA Sponsored Reg ADR         COM       641069406     31305     591100 SH            Sole               563400          27700
News Corp Ltd Class A Sponsore      COM       652487802    191155    8439518 SH            Sole              7945047         494471
Northrop Grumman Corp               COM       666807102    310597    3202023 SH            Sole              3056124         145899
Novartis AG Sponsored ADR           COM       66987V109      5825     158600 SH            Sole               158600
Pearson PLC Ord Shrs                COM        0677608       4305     465500 SH            Sole               465500
Peninsular & Oriental Steam         COM        0680048       4218    1593000 SH            Sole              1593000
Pepsico Inc                         COM       713448108    197377    4674979 SH            Sole              4412829         262150
Pfizer Inc                          COM       717081103    204203    6679857 SH            Sole              6312957         366900
Royal Bank of Scotland Group O      COM        0754783       5984     249800 SH            Sole               249800
SPX Corp                            COM       784635104    123616    3300830 SH            Sole              3044480         256350
Sears Roebuck & Co                  COM       812387108    156911    6551571 SH            Sole              6171921         379650
Target Corp                         COM       87612E106    258140    8604654 SH            Sole              8124979         479675


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

Total Fina Elf S.A. ADR             COM       89151E109    271648    3799266 SH            Sole              3593466         205800
Travelers Property Casualty Cl      COM       89420G109    240682   16428807 SH            Sole             15376649        1052158
UPM Kymmene Corp ADR                COM       915436109      4505     136900 SH            Sole               136900
Union Pacific Corp                  COM       907818108     45638     762274 SH            Sole               719624          42650
Verizon Communications Inc          COM       92343V104    276662    7139673 SH            Sole              6727705         411968
Vodafone Group PLC ADR              COM       92857W100      5501     303600 SH            Sole               303600
Wells Fargo and Co                  COM       949746101    260627    5560649 SH            Sole              5238599         322050
Weyerhaeuser Co                     COM       962166104    253882    5159160 SH            Sole              4881835         277325
Wolters Kluwer NV - Sponsored       COM       977874205      4237     243300 SH            Sole               243300
Wyeth                               COM       983024100    278889    7456934 SH            Sole              7068134         388800

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